Recent Subsidiary Activity	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Recent Subsidiary Activity [Abstract]
Recent Subsidiary Activity

3. Recent Subsidiary Activity

HWN Asset Purchase Agreement

On June 27, 2024, HWN entered into an asset purchase agreement with INNO4 LLC pursuant to which INNO4 LLC agreed to purchase certain assets of HWN related to the Company’s technology services business unit, for a base purchase price equal to $11,200,000, subject to adjustment as set forth in the agreement.

Upon closing, (i) $300,000 of the purchase price was deposited into escrow to satisfy HWN’s post-closing working capital adjustment obligations, if any, (ii) $75,000 of the purchase price was deposited into escrow to satisfy HWN’s post-closing indemnification obligations, if any, and (iii) $250,000 of the purchase price was deposited into escrow to satisfy performance revenue targets. This amount will be released to HWN if gross revenue of the technology services business unit related to the sold assets between July 1, 2024 and September 30, 2024 is greater than or equal to $3,756,675. If the revenue is below $3,756,675 but at least $3,000,000, 50% of the escrow amount will be released to HWN and 50% will be released to INNO4 LLC. If revenue is below $3,000,000, the full $250,000 will be released to INNO4 LLC.

The Company considered whether or not this transaction would cause the sold assets to qualify for discontinued operations treatment. The Company determined that the sale of the assets qualifies for discontinued operations treatment as of September 30, 2024 due to the size of their operations and because the sale represents a strategic shift (refer to Note 18, Discontinued Operations, for additional detail).

In connection with the sale, the Company recorded a gain on sale of business unit of $7,950,773 to the unaudited condensed consolidated statement of operations for the nine months ended September 30, 2024. Additionally, the operations of the assets had net loss and net income of $90,259 and $1,784,730, respectively, during the period of April 1, 2024 through June 27, 2024 and January 1, 2024 through June 27, 2024. These amounts are included within net income (loss) from discontinued operations, net of taxes on the unaudited condensed consolidated statement of operations.

Additionally, the asset purchase agreement includes a non-compete which precludes the Company from operating businesses similar to that of AWS PR and Tropical. As a result, both subsidiaries also now qualify for discontinued operations treatment as of September 30, 2024 (refer to Note 18, Discontinued Operations, for additional detail). The operations of AWS PR and Tropical had net loss and net income of $0 and $4,608, respectively, during the nine months ended September 30, 2024. These amounts are included within net income (loss) from discontinued operations, net of taxes on the unaudited condensed consolidated statement of operations.

3. Recent Subsidiary Activity

Divestiture of the ADEX Entities

On March 6, 2023, the Company entered into a stock purchase agreement, by and among ADEX Corporation, ADEX Canada LTD., ADEX Puerto Rico, LLC and ADEXCOMM, and ADEX Acquisition Corp., pursuant to which the Company sold to ADEX Acquisition Corp. its legacy staffing business in a transaction valued at approximately $11,500,000, comprised primarily of the elimination of approximately $10,000,000 of debt, representing monthly debt payments of approximately $325,000, and the cancellation of 140 shares of the Company’s Series D preferred stock. The sale of ADEX Corporation closed simultaneously with the signing of the agreement.

The Company considered whether or not this transaction would cause the ADEX Entities to qualify for discontinued operations treatment. The Company determined that the sale of the ADEX Entities qualifies for discontinued operations treatment during the year ended December 31, 2023 due to the size of their operations and because the sale represents a strategic shift (refer to Note 19, Discontinued Operations, for additional detail).

In connection with the sale, the Company recorded a loss on disposal of subsidiary of $1,434,392 to the consolidated statement of operations for the year ended December 31, 2023. Additionally, the ADEX Entities had net income of $96,680 during the period of January 1, 2023 through March 6, 2023. The net of these amounts is included within net loss from discontinued operations, net of taxes on the consolidated statement of operations.

Pause of AWS PR operations

On July 31, 2023, the Company entered into an asset purchase Tower Tech Engineering, pursuant to which Tower Tech Engineering will take over and complete certain AWS PR projects existing as of that date. As part of the agreement, Tower Tech Engineering has the right to hire the AWS PR employees working on the associated projects.

AWS PR retains the right to do business in Puerto Rico provided that such business does not compete with Tower Tech Engineering. As a result of the asset purchase agreement, the operations of AWS PR are now paused. AWS PR remains a subsidiary of High Wire, and the Company retained AWS PR’s cash, accounts receivable, and accounts payable.

In connect with the asset purchase agreement, the Company received a cash payment of $160,000 and recorded a gain on sale of asset of $204,081 to the consolidated statement of operations for the year ended December 31, 2023.

Formation of Overwatch CyberLabs, Inc.

On June 30, 2023, the Company entered into an agreement (the “Agreement”) with John Peterson, pursuant to which John Peterson sold and the Company purchased certain intellectual property assets (the “Assets”). As consideration for the Assets, the Company has agreed to pay to John Peterson $100,000, subject to certain conditions described in the Agreement, which $100,000 will be paid in $25,000 installments based on the completion of certain milestones as set forth in the Agreement. In addition, John Peterson was entitled to receive 20% ownership of a new entity that was to be formed for the purposes of holding the Assets. On August 4, 2023, the Company formed the new entity – incorporated as Cyberlabs – which is 80% owned by the Company and 20% owned by an individual 3rd party. The 20% ownership received by the individual is considered a noncontrolling interest.

The Agreement also provides that John Peterson shall receive a $2 million liquidation preference for up to 18 months after the closing of the Agreement, during which time any liquidity event related to the Assets, will result in Peterson receiving the first $2 million of proceeds from liquidation of the entity that owns the Assets, should the valuation of such Assets be less than $20 million. As part of the Agreement, the Company appointed John Peterson as Chief Product Officer on July 17, 2023.

As of December 31, 2023, none of the milestones set forth in the Agreement have been met. Additionally, as of December 31, 2023, Cyberlabs has not begun to generate revenue. The only activity currently running through the entity is the payroll and related benefits and expenses for John Peterson. On December 29, 2023, John Peterson resigned from the Company.

Pause of the operations of Tropical

On November 3, 2023, the Company paused the operations of its Tropical subsidiary to allow the management team to focus on the Company’s core businesses.

HWN Asset Purchase Agreement

On June 27, 2024, HWN entered into an asset purchase agreement with INNO4 LLC pursuant to which INNO4 LLC agreed to purchase certain assets of HWN related to the Company’s technology services business unit, for a base purchase price equal to $11,200,000, subject to adjustment as set forth in the agreement.

Upon closing, (i) $300,000 of the purchase price was deposited into escrow to satisfy HWN’s post-closing working capital adjustment obligations, if any, (ii) $75,000 of the purchase price was deposited into escrow to satisfy HWN’s post-closing indemnification obligations, if any, and (iii) $250,000 of the purchase price was deposited into escrow to satisfy performance revenue targets. This amount will be released to HWN if gross revenue of the technology services business unit related to the sold assets between July 1, 2024 and September 30, 2024 is greater than or equal to $3,756,675. If the revenue is below $3,756,675 but at least $3,000,000, 50% of the escrow amount will be released to HWN and 50% will be released to INNO4 LLC. If revenue is below $3,000,000, the full $250,000 will be released to INNO4 LLC.

The Company considered whether or not this transaction would cause the sold assets to qualify for discontinued operations treatment. The Company determined that the sale of the assets qualifies for discontinued operations treatment as of September 30, 2024 due to the size of their operations and because the sale represents a strategic shift (refer to Note 18, Discontinued Operations, for additional detail).

In connection with the sale, the Company recorded a gain on sale of business unit of $7,950,773 to the unaudited condensed consolidated statement of operations for the nine months ended September 30, 2024. Additionally, the operations of the assets had net loss and net income of $90,259 and $1,784,730, respectively, during the period of April 1, 2024 through June 27, 2024 and January 1, 2024 through June 27, 2024. These amounts are included within net income (loss) from discontinued operations, net of taxes on the unaudited condensed consolidated statement of operations.

Additionally, the asset purchase agreement includes a non-compete which precludes the Company from operating businesses similar to that of AWS PR and Tropical. As a result, both subsidiaries also qualify for discontinued operations treatment (refer to Note 18, Discontinued Operations, for additional detail).